AVIF-SUP-3 040915

Statement of Additional Information Supplement dated April 9, 2015

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. International Growth Fund
Invesco V.I. Core Equity Fund	Invesco V.I. Managed Volatility Fund
Invesco V.I. Diversified Income Fund	Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Global Health Care Fund	Invesco V.I. Money Market Fund
Invesco V.I. Global Real Estate Fund	Invesco V.I. Small Cap Equity Fund
Invesco V.I. Government Securities Fund	Invesco V.I. Technology Fund
Invesco V.I. High Yield Fund	Invesco V.I. Value Opportunities Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” and “ – Assets Managed” for Invesco V.I. Value Opportunities Fund in Appendix H of the Statement of Additional Information.

Investments

The following information is as of February 28, 2015 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco V.I. Value Opportunities Fund
R. Cannon Coleman II4	None	$50,001 - $100,000	Over $1,000,000
Jonathan Edwards[4]	None	None	Over $1,000,000
Jonathan Mueller[4]	None	None	Over $1,000,000

Assets Managed

The following information is as of February 28, 2015 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco V.I. Value Opportunities Fund
R. Cannon Coleman II4	1	$3,511.7	None	None	1	$115.8
Jonathan Edwards[4]	1	$3,511.7	None	None	1	$115.8
Jonathan Mueller[4]	1	$3,511.7	None	None	1	$115.8

[1]	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
[2]	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
[3]	This column reflects the combined holdings from both the “Dollar Range of Investments in Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.
[4]	The portfolio managers began serving on the Fund effective March 30, 2015. Information for the portfolio managers has been provided as of February 28, 2015.

AVIF-SUP-3 040915